THE ADVISORS’ INNER CIRCLE FUND III	Fiera Capital Diversified
Alternatives Fund
January 31, 2020 (Unaudited)

SCHEDULE OF INVESTMENTS
FOREIGN COMMON STOCK — 11.8%
	Shares	Value
AUSTRALIA — 1.5%
Abacus Property Group ‡	10,235	$25,966
APA Group	4,531	34,364
ASX	448	25,692
Atlas Arteria	6,064	33,002
Aurizon Holdings	6,885	24,934
Bank of Queensland	4,369	22,373
Brambles	2,665	22,531
Coca-Cola Amatil	4,569	36,641
Domino’s Pizza Enterprises	1,121	41,189
Evolution Mining	10,162	25,237
Fisher & Paykel Healthcare	2,170	32,436
Flight Centre Travel Group	608	15,999
GPT Group ‡	4,760	19,118
Growthpoint Properties Australia ‡	9,256	27,076
Harvey Norman Holdings	9,086	25,727
Insurance Australia Group	4,924	23,336
James Hardie Industries	1,279	27,226
Medibank Pvt	8,644	17,937
Orica	1,836	28,058
OZ Minerals	4,352	29,598
QBE Insurance Group	2,391	22,007
Ramsay Health Care	608	32,234
Spark Infrastructure Group	14,488	21,336
Spark New Zealand	10,108	30,381
Suncorp Group	2,825	24,320
Sydney Airport	4,865	27,323
Tabcorp Holdings	10,534	33,071
TPG Telecom	7,437	37,238
Vicinity Centres ‡	11,681	19,861
		786,211
CANADA — 7.9%
Agnico Eagle Mines	2,211	136,663
Algonquin Power & Utilities	7,286	111,542
Canadian Apartment Properties ‡	3,985	170,433
Chartwell Retirement Residences	11,909	126,703

THE ADVISORS’ INNER CIRCLE FUND III	Fiera Capital Diversified
Alternatives Fund
January 31, 2020 (Unaudited)

FOREIGN COMMON STOCK — continued
	Shares	Value
CANADA — continued
Cogeco Communications	1,547	$121,455
Element Fleet Management	19,230	184,686
Empire	6,366	147,677
Fairfax Financial Holdings	287	128,421
Fortis	3,210	140,004
Franco-Nevada	1,354	153,908
Great-West Lifeco	6,731	174,404
H&R Real Estate Investment Trust ‡	7,830	126,556
Hydro One	8,910	181,109
Intact Financial	1,287	139,427
Inter Pipeline	7,834	130,527
Kirkland Lake Gold	2,917	119,620
Loblaw	1,880	98,361
Metro, Cl A	3,164	128,984
Morneau Shepell	5,470	143,177
National Bank of Canada	2,540	140,934
Onex	1,610	103,286
Parkland Fuel	4,956	172,453
Pembina Pipeline	2,790	106,844
Quebecor, Cl B	4,296	106,605
Ritchie Bros Auctioneers	3,180	134,250
Rogers Communications, Cl B	3,530	176,740
SmartCentres Real Estate Investment Trust ‡	4,090	97,073
SSR Mining *	11,580	212,105
Stella-Jones	3,534	100,033
TMX Group	1,137	105,203
		4,119,183
FRANCE — 0.6%
AXA	1,599	42,703
Carrefour	2,135	36,240
Hermes International	50	37,519
Pernod Ricard	220	38,185
Sodexo	424	44,485
Teleperformance	234	58,859
Thales	337	37,084

THE ADVISORS’ INNER CIRCLE FUND III	Fiera Capital Diversified
Alternatives Fund
January 31, 2020 (Unaudited)

FOREIGN COMMON STOCK — continued
	Shares	Value
FRANCE — continued
Vivendi	1,458	$40,037
		335,112
GERMANY — 0.8%
adidas	156	49,447
Beiersdorf	329	37,364
Deutsche Boerse	182	29,682
E.ON	3,861	43,848
Hannover Rueck	169	32,894
Merck KGaA	359	46,146
Muenchener Rueckversicherungs-Gesellschaft in Muenchen	147	43,415
QIAGEN *	1,066	35,657
Symrise, Cl A	533	54,939
Vonovia	566	32,353
		405,745
ITALY — 0.1%
Assicurazioni Generali	1,601	31,242
Ferrari	225	38,054
		69,296
NETHERLANDS — 0.3%
Akzo Nobel	533	50,423
Koninklijke Ahold Delhaize	1,279	31,490
Wolters Kluwer	672	50,620
		132,533
NEW ZEALAND — 0.1%
Fletcher Building *	7,920	28,364

SPAIN — 0.5%
Aena SME	142	26,324
Amadeus IT Group, Cl A	483	37,936
Endesa	1,540	42,306
Ferrovial	1,490	47,360
Naturgy Energy Group	1,483	39,144
Red Electrica	1,977	39,543
		232,613
Total Foreign Common Stock
(Cost $5,638,223)		6,109,057

THE ADVISORS’ INNER CIRCLE FUND III	Fiera Capital Diversified
Alternatives Fund
January 31, 2020 (Unaudited)

COMMON STOCK — 4.1%
	Shares	Value
UNITED STATES — 4.1%
COMMUNICATION SERVICES — 0.1%
Omnicom Group	849	$63,938

CONSUMER DISCRETIONARY — 0.5%
AutoZone *	39	41,260
Chipotle Mexican Grill, Cl A *	90	78,008
Dollar General	560	85,910
O’Reilly Automotive *	115	46,702
		251,880
CONSUMER STAPLES — 0.6%
Coca-Cola European Partners	856	45,034
General Mills	1,637	85,484
Hershey	586	90,930
Kellogg	740	50,476
Kroger	1,790	48,079
		320,003
FINANCIALS — 0.6%
Annaly Capital Management ‡	5,400	52,704
Cboe Global Markets	430	52,984
CME Group, Cl A	416	90,318
Intercontinental Exchange	905	90,265
		286,271
HEALTH CARE — 0.3%
Bristol-Myers Squibb	802	50,486
Quest Diagnostics	820	90,749
		141,235
INDUSTRIALS — 0.4%
Equifax	350	52,465
Republic Services, Cl A	747	71,003
Waste Management	739	89,936
		213,404
INFORMATION TECHNOLOGY — 0.7%
Akamai Technologies *	950	88,683
Automatic Data Processing	306	52,445
Citrix Systems	760	92,127
FleetCor Technologies *	169	53,274

THE ADVISORS’ INNER CIRCLE FUND III	Fiera Capital Diversified
Alternatives Fund
January 31, 2020 (Unaudited)

COMMON STOCK — continued
	Shares/Face Amount	Value
INFORMATION TECHNOLOGY — continued
Paychex	800	$68,616
		355,145
MATERIALS — 0.1%
Newmont	1,571	70,789

REAL ESTATE — 0.4%
Extra Space Storage ‡	484	53,569
Healthpeak Properties ‡	2,490	89,615
Welltower ‡	820	69,626
		212,810
UTILITIES — 0.4%
Duke Energy	945	92,260
Evergy	1,068	77,067
WEC Energy Group	560	55,939
		225,266
Total Common Stock
(Cost $2,001,879)		2,140,741

U.S. TREASURY OBLIGATION — 1.5%
U.S. Treasury Bills
1.599%, 02/20/20 (A)
(Cost $799,329)	$800,000	799,443

SHORT-TERM INVESTMENT — 76.3%
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Cl, 1.490% (B)
(Cost $39,578,213)	39,578,213	39,578,213

TOTAL INVESTMENTS IN SECURITIES — 93.7%
(Cost $48,017,644)		$48,627,454

SECURITIES SOLD SHORT
FOREIGN COMMON STOCK — (2.9)%
	Shares	Value
AUSTRALIA — (0.6)%
Adelaide Brighton	(14,890)	$(36,281)

THE ADVISORS’ INNER CIRCLE FUND III	Fiera Capital Diversified
Alternatives Fund
January 31, 2020 (Unaudited)

FOREIGN COMMON STOCK — continued
	Shares	Value
AUSTRALIA — continued
Appen	(1,260)	$(21,381)
Boral	(12,220)	(40,737)
carsales.com	(3,380)	(39,007)
CIMIC Group	(1,640)	(32,155)
Clinuvel Pharmaceuticals	(900)	(16,688)
IOOF Holdings	(5,240)	(27,745)
Jumbo Interactive	(2,280)	(20,512)
Seven Group Holdings	(3,140)	(42,585)
Virgin Money UK	(13,480)	(30,409)
		(307,500)
CANADA — (1.5)%
Canada Goose Holdings *	(2,240)	(67,095)
Canadian Western Bank	(6,270)	(155,021)
Canopy Growth *	(3,690)	(83,090)
Enerplus	(9,050)	(46,159)
Finning International	(6,150)	(106,373)
First Quantum Minerals	(5,140)	(40,238)
Hudbay Minerals	(14,670)	(45,005)
Kinaxis *	(1,510)	(125,373)
Methanex	(1,760)	(57,066)
Ovintiv	(2,720)	(42,381)
		(767,801)
FRANCE — (0.4)%
Arkema	(430)	(39,592)
Cie de Saint-Gobain	(1,350)	(51,257)
Peugeot	(2,050)	(42,311)
STMicroelectronics	(1,750)	(49,084)
Valeo	(1,350)	(40,305)
		(222,549)
GERMANY — (0.2)%
Commerzbank	(7,000)	(40,370)
KION Group	(740)	(46,534)
		(86,904)
NETHERLANDS — (0.1)%
Aegon	(11,890)	(48,382)

THE ADVISORS’ INNER CIRCLE FUND III	Fiera Capital Diversified
Alternatives Fund
January 31, 2020 (Unaudited)

FOREIGN COMMON STOCK — continued
	Shares	Value
NETHERLANDS — continued
ArcelorMittal	(1,830)	$(27,107)
		(75,489)
UNITED KINGDOM — (0.1)%
CNH Industrial	(4,070)	(38,927)

Total Foreign Common Stock
(Proceeds $1,651,600)		(1,499,170)

COMMON STOCK — (0.8)%
UNITED STATES — (0.8)%
CONSUMER DISCRETIONARY — (0.1)%
Wayfair, Cl A *	(510)	(47,787)

ENERGY — (0.1)%
Apache	(1,300)	(35,672)
Marathon Oil	(3,410)	(38,772)
		(74,444)
HEALTH CARE — (0.2)%
ABIOMED *	(220)	(40,984)
Mylan *	(2,510)	(53,764)
		(94,748)
INDUSTRIALS — (0.1)%
United Rentals *	(290)	(39,350)

INFORMATION TECHNOLOGY — (0.3)%
Arista Networks *	(230)	(51,368)
DXC Technology	(1,100)	(35,068)
NetApp	(770)	(41,118)
Square, Cl A *	(760)	(56,764)
		(184,318)
Total Common Stock
(Proceeds $415,484)		(440,647)

TOTAL SECURITIES SOLD SHORT — (3.7)%
(Proceeds $2,067,084)		$(1,939,817)

THE ADVISORS’ INNER CIRCLE FUND III	Fiera Capital Diversified
Alternatives Fund
January 31, 2020 (Unaudited)

The open futures contracts held by the Fund at January 31, 2020, is as follows:

Type of Contract	Number of Contracts Long/(Short)	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
90-Day Bank Bill	51	Dec-2021	$9,540,226	$9,481,572	$33,575
90-Day Bank Bill	50	Jun-2021	9,346,822	9,294,714	27,525
90-Day Bank Bill	50	Sep-2021	9,351,886	9,295,659	28,880
90-Day Bank Bill	51	Mar-2021	9,535,208	9,479,163	26,270
90-Day Euro$	39	Mar-2021	9,585,502	9,630,562	45,060
90-Day Euro$	62	Mar-2021	10,525,030	10,314,450	18,244
90-Day Euro$	64	Jun-2021	10,480,218	10,216,000	16,470
90-Day Euro$	65	Mar-2021	10,412,682	10,670,574	13,835
90-Day Euro$	63	Sep-2020	10,693,865	10,477,649	10,568
90-Day Euro$	64	Jun-2021	10,233,250	10,505,883	13,732
90-Day Euro$	37	Sep-2021	9,108,875	9,141,313	32,438
90-Day Euro$	38	Jun-2021	9,351,601	9,386,475	34,874
90-Day Euro$	39	Dec-2021	9,594,205	9,632,025	37,820
90-Day Euro$	63	Sep-2021	10,124,730	10,341,209	13,324
90-Day Euro$	62	Dec-2020	10,519,878	10,312,374	14,763
90-Day Euro$	67	Dec-2021	10,971,232	10,996,688	22,170
Amsterdam Index	19	Feb-2020	2,559,274	2,477,436	(75,449)
AUDUSD Currency	(94)	Mar-2020	(6,345,772)	(6,300,820)	44,952
Australian 10-Year Bond	8	Mar-2020	792,598	791,962	2,560
Australian 3-Year Bond	10	Mar-2020	784,259	776,385	1,076
British Pound	5	Mar-2020	413,075	413,031	(44)
CAC40 10 Euro Index	28	Feb-2020	1,867,348	1,802,345	(59,543)
CAD Currency	219	Mar-2020	16,719,709	16,550,925	(168,784)
Canadian 10-Year Bond	(230)	Mar-2020	(24,372,340)	(24,708,403)	(566,688)
CBOT Mini DJIA	6	Mar-2020	864,816	845,880	(18,936)
DAX Index	7	Mar-2020	2,605,371	2,521,932	(75,813)
Euro	(11)	Mar-2020	(1,520,586)	(1,528,794)	(8,208)
Euro STOXX 50	76	Mar-2020	3,169,581	3,067,242	(104,288)
Euro-Bob	28	Mar-2020	4,147,945	4,190,979	11,127
Euro-BTP	(18)	Mar-2020	(2,850,346)	(2,955,117)	(107,536)
Euro-Bund	101	Mar-2020	19,306,065	19,606,996	386,012
Euro-Buxl	1	Mar-2020	228,792	233,899	3,339
Euro-OAT	17	Mar-2020	3,104,912	3,152,750	61,156
FTSE 100 Index	(41)	Mar-2020	(4,036,122)	(3,907,585)	165,864
FTSE MIB Index	(2)	Mar-2020	(262,141)	(257,511)	5,996
Hang Seng China Enterprises Index	(3)	Mar-2020	(207,245)	(197,963)	9,379
Hang Seng Index	(6)	Mar-2020	(1,045,868)	(1,013,301)	32,992
Japanese 10-Year Bond	19	Mar-2020	26,487,875	26,803,932	89,063
Japanese Yen	(64)	Mar-2020	(7,323,095)	(7,399,600)	(76,505)
Long Gilt 10-Year Bond	5	Mar-2020	877,803	890,940	270
Mexican Peso	(13)	Mar-2020	(343,939)	(342,290)	1,649
MSCI Singapore Index	(19)	Mar-2020	(523,170)	(507,163)	11,971
MSCI Taiwan Index	(8)	Feb-2020	(363,731)	(352,480)	11,251
NASDAQ 100 Index E-MINI	5	Mar-2020	901,160	899,775	(1,385)
New Zealand Dollar	171	Mar-2020	11,280,217	11,060,280	(219,937)
Nikkei 225 Index	(11)	Mar-2020	(2,334,961)	(2,348,115)	163
Nikkei 225 Index	3	Mar-2020	350,334	340,950	(9,384)
Norwegian Krone	(11)	Mar-2020	(2,431,558)	(2,396,020)	35,538
OMX Stockholm 30	112	Feb-2020	2,076,966	2,079,008	2,042
Russell 2000 Index E-MINI	19	Mar-2020	1,600,804	1,533,965	(66,839)
S&P 500 Index E-MINI	17	Mar-2020	2,797,746	2,740,400	(57,346)
S&P Mid Cap 400 Index E-MINI	2	Mar-2020	411,564	401,400	(10,164)

THE ADVISORS’ INNER CIRCLE FUND III	Fiera Capital Diversified
Alternatives Fund
January 31, 2020 (Unaudited)

Type of Contract	Number of Contracts Long/(Short)	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
SGX Nifty 50	(32)	Mar-2020	$(782,640)	$(767,168)	$15,472
SPI 200 Index	32	Mar-2020	3,758,672	3,723,994	19,324
Swedish Krona	(29)	Mar-2020	(6,073,921)	(6,042,440)	31,481
Swiss Franc	(16)	Mar-2020	(2,066,061)	(2,082,000)	(15,939)
TOPIX Index	1	Mar-2020	155,905	154,954	(1,746)
U.S. 10-Year Treasury Notes	34	Mar-2020	4,455,820	4,476,312	20,492
U.S. 2-Year Treasury Notes	8	Apr-2020	1,727,652	1,730,875	3,223
U.S. 5-Year Treasury Notes	19	Apr-2020	2,277,950	2,286,086	8,136
U.S. Long Treasury Bond	5	Mar-2020	811,571	817,656	6,085
U.S. Ultra Long Treasury Bond	1	Mar-2020	189,752	193,688	3,936
			$213,217,250	$212,635,517	$(270,437)

The open forward contracts held by the Fund at January 31, 2020, is as follows:

Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation
Morgan Stanley	02/14/20	EUR	641,516	USD	713,590	$1,524
Morgan Stanley	02/14/20	AUD	727,762	USD	499,132	11,850
Morgan Stanley	02/14/20	CAD	4,235,161	USD	3,234,116	33,971
						$47,345

Percentages are based on Net Assets of $51,891,362.
*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.
(B)	The rate reported is the 7-day effective yield as of January 31, 2020.

AUD — Australian Dollar
BTP — Buoni del Tesoro Poliennali (Republic of Italy)
CAC40 — French Stock Market Index benchmark
CAD — Canadian Dollar
CBOT — Chicago Board of Trade
Cl — Class
DAX — Deutscher Aktien Index
DJIA — Dow Jones Industrial Average
EUR — Euro
Euro STOXX — Stock Index of Eurozone stocks
FTSE — Financial Times Stock Exchange
MIB — Italian Stock Exchange
MSCI — Morgan Stanley Capital International
NASDAQ — National Association of Securities Dealers Automated Quotations
OAT — Obligations assimilables du Trésor
OMX — Stockholm Stock Exchange
S&P — Standard & Poor’s
SGX — Singapore Exchange
SPI — Swiss Performance Index
TOPIX — Tokyo Stock Exchange Tokyo Price Index
USD — United States Dollar

THE ADVISORS’ INNER CIRCLE FUND III	Fiera Capital Diversified
Alternatives Fund
January 31, 2020 (Unaudited)

The following table summarizes the inputs used as of January 31, 2020, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Foreign Common Stock	$6,109,057	$—	$—	$6,109,057
Common Stock	2,140,741	—	—	2,140,741
U.S. Treasury Obligation	—	799,443	—	799,443
Short-Term Investment	39,578,213	—	—	39,578,213
Total Investments in Securities	$47,828,011	$799,443	$—	$48,627,454

Securities Sold Short	Level 1	Level 2	Level 3	Total
Foreign Common Stock	$(1,499,170)	$—	$—	$(1,499,170)
Common Stock	(440,647)	—	—	(440,647)
Total Securities Sold Short	$(1,939,817)	$—	$—	$(1,939,817)

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$1,374,097	$—	$—	$1,374,097
Unrealized Depreciation	(1,644,534)	—	—	(1,644,534)
Forwards Contracts*
Unrealized Appreciation	—	47,345	—	47,345
Total Other Financial Instruments	$(270,437)	$47,345	$—	$(223,092)

* Futures contracts and forward contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended January 31, 2020, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

RLL-QH-001-1100